Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2025
Long-term Investments
Schedule of Long-Term Investments
	Equity investment using the measurement alternative (i)	Total
Balance as of January 1, 2024	$23,426,105	$23,426,105
Additions	-	-
Foreign currency translation adjustment	(639,947)	(639,947)
Balance as of December 31, 2024	22,786,158	22,786,158
Additions	-	-
Share loss from equity investment	-	-
Impairment	(23,140,591)	(23,140,591)
Foreign currency translation adjustment	354,433	354,433
Balance as of December 31, 2025	$-	$-